Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Administrative charges and rental	$ 497,000		$ 1,249,000		$ 886,000	$ 5,463,000	$ 7,717,000	$ 5,392,000
Future NRG Sdn. Bhd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Administrative charges and rental		$ 13,406		$ 9,292	23,544	19,101	$ 35,708	$ 114,979
FITTERS Diversified Berhad [Member] | Future NRG Sdn. Bhd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Administrative charges and rental					$ 8,929	$ 10,469